Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2013 Minimum Pro forma	Dec. 31, 2013 Series B-2 Convertible Preferred Stock Pro forma	Dec. 31, 2013 Series A-6	Dec. 31, 2012 Series A-6	Mar. 31, 2014 Series A-6 Nordic Services Agreement Stock Issuance Agreement	Dec. 31, 2013 Series A-6 Pro forma	Dec. 31, 2013 Series A-6 Pro forma Nordic Services Agreement Stock Issuance Agreement	Dec. 31, 2013 Series B convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock and series A-3 convertible preferred stock Pro forma
Summary of Significant Accounting Policies
Preferred Stock conversion ratio (in shares)			4.386
Initial public offering price (in dollars per share)			$ 14.004
Number of shares issued and sold				448,060	496,111	0		0
Net proceeds from issuance and sale of shares				$ 27,400,000
Number of shares declared and issued by the entity as stock dividend for each share of the outstanding Series A-5 shares									29
Dividend declared and issued (in shares)									186,847
Number of shares to be declared by the entity as stock dividend for each share of the outstanding Series A-5 shares							29
Dividend declared (in shares)							186,847
Shares of common stock issued in satisfaction of the accrued accumulated dividends outstanding on Series B, Series A-1, Series A-2 and Series A-3 preferred stock										2,268,185
Number of operating segment	1
Number of geographic segment	1
Marketable Securities
Other-than-temporary impairment losses	0
Realized gains or losses on the sale of securities	0	0
Impairment of Long-Lived Assets
Impairment charges	$ 0
Stock-Based Compensation
Expected dividend yield (as a percent)	0.00%